Borrowings and derivative financial instrument - Other borrowings (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	R 18,383	R 23,736	R 24,505
Loans raised	20,622	16,289	18,982
Loans repaid	(20,252)	(18,335)	(22,008)
Unwinding of amortised cost	302	394	374
Borrowings acquired on acquisition of subsidiary	0	0	2,575
Loss/(gain) on foreign exchange differences	(1,149)	255	(325)
Balance at end of the year	20,298	18,383	23,736
Other borrowings
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	0	0	425
Loans raised	1,711	4,071	8,265
Loans repaid	(1,684)	(4,020)	(11,136)
Unwinding of amortised cost	0	0	10
Borrowings acquired on acquisition of subsidiary	0	0	2,575
Other	0	0	1
Loss/(gain) on foreign exchange differences	(27)	(51)	(140)
Balance at end of the year	R 0	R 0	R 0